ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Credit losses from continuing operations	$ 1,645,469	$ 40,018